Additional Information&thinsp;—&thinsp;Condensed Financial Statements of the Parent Company (Tables)	12 Months Ended
Dec. 31, 2025
Condensed Financial Statements, Captions [Line Items]
Schedule of Condensed Balance Sheets

The following consolidated financial information of the VIE after the elimination of inter-company transactions between the VIE and its subsidiaries as of December 31, 2024 and 2025 and for the years ended December 31, 2023, 2024 and 2025 was included in the accompanying consolidated financial statements of the Group as follows:

	As of December 31,
	2024	2025
	RMB	RMB
ASSETS
Current assets:
Cash and cash equivalents	31,958	54,927
Restricted cash	-	5,000
Short-term investments	3,000	226
Accounts receivable, net	781,857	821,560
Prepayments and other current assets	31,575	53,827
Amounts due from intra-Group companies	3,016	2,949
Total current assets	851,406	938,489
Non-current assets:
Restricted cash	5,000	-
Property, equipment and leasehold improvement, net	1,239	777
Intangible assets, net	5,950	3,850
Right-of-use assets	5,653	6,453
Goodwill	84,609	84,609
Other non-current assets	225	-
Total non-current assets	102,676	95,689
TOTAL ASSETS	954,082	1,034,178
LIABILITIES
Current liabilities:
Accounts payable	551,214	622,496
Short-term borrowings	10,000	39,800
Contract liabilities	125	3
Salary and welfare benefits payable	60,838	64,127
Tax payable	7,077	12,099
Amounts due to related party	-	50,626
Accrued expenses and other current liabilities	17,166	13,028
Short-term lease liabilities	3,037	4,727
Amounts due to intra-Group companies	149,056	196,798
Total current liabilities	798,513	1,003,704
Non-current liabilities:
Deferred tax liabilities	1,488	963
Long-term lease liabilities	2,137	801
Amounts due to related party	45,811	-
Deferred revenue	1,432	1,432
Amounts due to intra-Group companies	230,705	225,128
Total non-current liabilities	281,573	228,324
TOTAL LIABILITIES (without recourse to the primary beneficiary)	1,080,086	1,232,028

Schedule of Condensed statements of cash flows

	For the years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Cash flows from operating activities:
Net cash generated from/(used in) transactions with intra-Group companies	35,000	8,455	(13,973)
Net cash generated from transactions with external parties	108,170	34,824	11,832
Net cash generated from/(used in) operating activities	143,170	43,279	(2,141)
Net cash (used in)/generated from transactions with external parties	(686)	(4,830)	3,767
Net cash (used in)/generated from investing activities	(686)	(4,830)	3,767
Net cash used in transactions with intra-Group companies	(63,485)	(87,821)	(3,457)
Net cash (used in)/generated from transactions with third-parties	(7,563)	(5,000)	24,800
Net cash (used in)/generated from financing activities	(71,048)	(92,821)	21,343
Net increase/(decrease) in cash and cash equivalents	71,436	(54,372)	22,969

Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Schedule of Condensed statements of operations and comprehensive loss

	For the years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Operating expenses:
General and administrative expenses	(14,272)	(24,307)	(15,488)
Total operating expense	(14,272)	(24,307)	(15,488)
Other expense
Interest income from VIE	1,790	2,107	1,815
Share of loss of subsidiaries, VIE and subsidiaries of VIE	(149,974)	(45,658)	(7,640)
Others, net	3,024	6,856	3,640
Loss before income tax	(159,432)	(61,002)	(17,673)
Income tax expense	(158)	(234)	(116)
Net loss	(159,590)	(61,236)	(17,789)
Accretions to preferred shares redemption value	(762,169)	-	-
Net loss attributable to Cheche’s ordinary shareholders	(921,759)	(61,236)	(17,789)
Net loss	(159,590)	(61,236)	(17,789)
Other comprehensive loss:
Foreign currency translation adjustment, net of nil tax	1,621	4,739	(6,892)
Fair value changes of amounts due to related party due to own credit risk	(405)	197	(354)
Total comprehensive loss	(158,374)	(56,300)	(25,035)
Accretions to preferred shares redemption value	(762,169)	-	-
Total comprehensive loss to Cheche’s ordinary shareholders	(920,543)	(56,300)	(25,035)

Schedule of Condensed Balance Sheets

	As of December 31,	As of December 31,
	2024	2025
	RMB	RMB
Current assets:
Cash and cash equivalents	58,898	55,394
Short-term investments	32,423	-
Amount due from the subsidiaries of the Group	879	860
Prepayments and other current assets	4,642	2,912
Total current assets	96,842	59,166
Non-current assets:
Other non-current assets	4,305	2,477
Amounts due from the subsidiaries of the Group	650,302	659,720
Total non-current assets	654,607	662,197
TOTAL ASSETS	751,449	721,363
Current liabilities:
Accrued expenses and other current liabilities	6,468	4,211
Deficit in subsidiaries, VIE and subsidiaries of VIE	383,182	357,519
Amounts due to the subsidiaries of the Group	3,016	2,949
Total current liabilities	392,666	364,679
Non-current liabilities:
Warrant	3,032	1,512
Total non-current liabilities	3,032	1,512
Total liabilities	395,698	366,191
Shareholders’ equity:
Ordinary shares *	6	6
Treasury stock*	(1,025)	(1,025)
Additional paid-in capital*	2,525,741	2,550,197
Accumulated deficit	(2,175,057)	(2,192,846)
Accumulated other comprehensive income/(loss)	6,086	(1,160)
Total shareholders’ equity	355,751	355,172
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	751,449	721,363

*	Shares outstanding for all periods reflect the adjustment for Reverse Recapitalization (Note 3).

Schedule of Condensed statements of cash flows

	For the years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Net cash used in operating activities	(20,885)	(26,291)	(33,597)
Cash flows from investing activities
Cash paid for investments in subsidiaries, VIE and subsidiaries of VIE	-	-	-
Placement of short-term investments	-	(161,739)	(17,572)
Cash received from maturities of short-term investments	-	129,392	49,202
Net cash (used in)/generated from investing activities	-	(32,347)	31,630
Cash flows from financing activities
Proceeds from PIPE financing – Prime Impact Cayman LLC	8,609	-	-
Proceeds from PIPE financing – World Dynamic Limited	93,436	-	-
Proceeds from PIPE financing – Goldrock Holdings Limited	35,863	-	-
Proceeds from exercise of share-based awards	-	-	104
Cash payment for settling a dispute with a security holder	-	(3,055)	-
Net cash generated from/(used in) financing activities	137,908	(3,055)	104
Effect of exchange rate changes on cash and cash equivalents and restricted cash	1,002	1,558	(1,641)
Net increase/(decrease) in cash and cash equivalents and restricted cash	118,025	(60,135)	(3,504)
Cash and cash equivalents at beginning of the year	1,008	119,033	58,898
Cash and cash equivalents and restricted cash at end of the year	119,033	58,898	55,394